Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

(collectively referred to as the "Funds")

Supplement dated September 29, 2021 to each Fund's Currently Effective

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's SAI, as applicable, and retain it for future reference.

Effective September 30, 2021, Brian Barnhurst, CFA is added a portfolio manager to each Fund.

Effective September 30, 2021, each Fund's SAI is revised as follows:

1.The table in the section of each SAI entitled "Management of the Fund" is hereby revised by adding the following:

PGIM High Yield Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM	Brian Barnhurst,		11/$9,087,828,243	35/$14,796,284,482
Limited	CFA	10/$10,126,771,386	1/$110,113,532	4/$1,207,170,538

*Information is as of Augusta 31, 2021.

PGIM Short Duration High Yield Income Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Brian Barnhurst,		11/$9,087,828,243	35/$14,796,284,482
Income	CFA	10/$29,280,563,078	1/$110,113,532	4/$1,207,170,538

*Information is as of Augusta 31, 2021.

LR1383

2.The section of each SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following:

PGIM High Yield Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited Brian Barnhurst, CFA		$100,001 - $500,000**

*"Investments and Other Financial Interests in the Funds and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brian Barnhurst's investment in the Fund is as follows: $10,001 - $50,000.

**Information is as of Augusta 31, 2021.

PGIM Short Duration High Yield Income Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Brian Barnhurst, CFA	None**

*"Investments and Other Financial Interests in the Funds and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Brian Barnhurst's investment in the Fund is as follows: None.

**Information is as of Augusta 31, 2021.

LR1383